                                   SUPPLEMENT
                            DATED SEPTEMBER 9, 2005
              TO THE HARTFORD HLS FUNDS CLASS IA SHARES PROSPECTUS
                        (WELLS FARGO PASSAGE EVERGREEN)
                               DATED MAY 1, 2005

The Prospectus is revised as follows:

ADDITIONAL BREAKPOINTS FOR MONEY MARKET HLS FUND

     As of November 1, 2005, breakpoints have been added to the management fee schedule for MONEY MARKET HLS FUND. Accordingly, effective November 1, 2005, the fee schedule for Money Market HLS Fund listed on page 16 of the Prospectus, under the heading "Management Fees", is deleted and replaced with the following:

MONEY MARKET HLS FUND

                  AVERAGE DAILY NET ASSETS                    ANNUAL RATE
                  ------------------------                    -----------
First $2 Billion                                                0.450%
Next $3 Billion                                                 0.400%
Next $5 Billion                                                 0.380%
Amount over $10 Billion                                         0.370%

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                        1